UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

888-468-6473

Richard J. Berthy, President

Trudance L.C. Bakke, Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.	Schedule of Investments.

WINTERGREEN FUND, INC

STATEMENT OF INVESTMENTS

March 31, 2011 (Unaudited)

Industry
Security Description	Country	Shares	Cost	Fair Value

Common Stocks - 88.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	United States	332,412	$29,720,712	$25,449,463

Beverages - 3.5%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941	5,355,051	12,236,867
Heineken Holding NV	Netherlands	468,748	19,515,648	22,533,279
The Coca-Cola Company	United States	239,038	10,667,013	15,860,171

			35,537,712	50,630,317

Capital Markets - 5.0%
ABG Sundal Collier Holding ASA	Norway	6,252,050	12,437,588	8,591,941
Franklin Resources Inc.	United States	376,547	32,126,524	47,098,499
The Goldman Sachs Group Inc.	United States	107,231	12,076,480	16,992,896

			56,640,592	72,683,336

Chemicals - 0.2%
Potash Corporation of Saskatchewan Inc.	Canada	40,974	2,014,815	2,417,022

Food Products - 3.4%
Nestle SA	Switzerland	857,976	34,589,299	49,180,660

Hotels, Restaurants & Leisure - 8.3%
Genting Bhd	Malaysia	13,154,416	28,166,145	47,948,742
Genting Malaysia Bhd	Malaysia	46,056,479	55,008,886	55,959,667
McDonald’s Corp.	United States	103,980	5,820,715	7,911,838
Wynn Resorts Ltd.	United States	60,062	2,101,078	7,642,890

			91,096,824	119,463,137

Industrial Conglomerates - 7.9%
Jardine Matheson Holdings Ltd.	Hong Kong	2,560,019	58,326,482	114,023,246

Insurance - 6.3%
Berkshire Hathaway Inc., Class B (a)(b)	United States	594,314	44,678,841	49,702,480
Fairfax Financial Holdings Ltd.	Canada	108,041	38,834,067	40,842,730

			83,512,908	90,545,210

Internet Software & Services - 0.3%
Google Inc. (a)	United States	6,619	3,706,702	3,880,124

IT Services - 0.5%
Mastercard Inc., Class A	United States	28,673	7,226,114	7,217,567

Machinery - 4.5%
Schindler Holding AG-PC	Switzerland	541,067	33,180,500	65,034,074

Metals & Mining - 8.4%
Anglo American plc	United Kingdom	1,329,000	61,219,279	68,373,059
Barrick Gold Corp.	Canada	894,688	46,213,089	46,501,628
Witwatersrand Consolidated Gold Resources Ltd. (a)	South Africa	872,691	15,233,090	6,708,046

			122,665,458	121,582,733

Oil, Gas & Consumable Fuels - 8.9%
Birchcliff Energy Ltd. (a)	Canada	3,868,648	25,242,769	48,522,702
Canadian Natural Resources Ltd.	Canada	1,609,202	53,396,697	79,572,093

			78,639,466	128,094,795

Real Estate Management & Development - 3.6%
Consolidated-Tomoka Land Co. (c)	United States	777,024	41,483,413	25,175,578
Swire Pacific Ltd., Class A	Hong Kong	285,343	3,100,503	4,181,898
Swire Pacific Ltd., Class B	Hong Kong	8,318,623	17,652,052	22,939,296

			62,235,968	52,296,772

Road & Rail - 0.5%
Norfolk Southern Corp.	United States	109,865	7,052,399	7,610,348

Software - 1.0%
Activision Blizzard Inc.	United States	1,242,144	14,770,561	13,626,320

Textiles, Apparel & Luxury Goods - 8.6%
Compagnie Financiere Richemont SA	Switzerland	693,241	20,476,546	40,039,668

Swatch Group AG, Reg	Switzerland	24,499	1,790,948		1,947,117
Swatch Group AG, Br	Switzerland	184,025	49,220,292		81,363,694

			71,487,786		123,350,479

Tobacco - 15.5%
British American Tobacco plc	United Kingdom	1,834,526	56,445,118		73,632,958
Imperial Tobacco Group plc	United Kingdom	1,807,671	61,543,411		55,880,743
Japan Tobacco Inc.	Japan	8,246	44,703,373		29,789,889
Philip Morris International Inc.	United States	492,460	24,092,418		32,320,150
Reynolds American Inc.	United States	907,414	29,017,236		32,240,420

			215,801,556		223,864,160

Total Common Stocks			1,008,205,854		1,270,949,763

Short-Term Investments - 11.0%
Money Market Deposit Account - NM		Principal
Citibank Money Market Deposit Account, Yield 0.05% (d)	United States	$2,392	2,392		2,392

U.S. Treasury Obligations - 11.0%
United States Treasury Bills	United States
Maturity Date: 08/25/2011, Yield to Maturity 0.24%		27,245,000	27,218,761		27,230,642
Maturity Date: 09/22/2011, Yield to Maturity 0.22%		18,030,000	18,010,620		18,016,496
Maturity Date: 10/20/2011, Yield to Maturity 0.23%		9,370,000	9,357,729		9,361,857
Maturity Date: 11/17/2011, Yield to Maturity 0.26%		11,860,000	11,840,183		11,846,598
Maturity Date: 12/15/2011, Yield to Maturity 0.28%		34,200,000	34,131,050		34,153,009
Maturity Date: 01/12/2012, Yield to Maturity 0.25%		23,620,000	23,572,465		23,581,216
Maturity Date: 02/09/2012, Yield to Maturity 0.27%		27,530,000	27,466,124		27,476,069
Maturity Date: 03/08/2012, Yield to Maturity 0.23%		6,690,000	6,675,183		6,674,466

Total U.S. Treasury Obligations			158,272,115		158,340,353

Total Short-Term Investments			158,274,507		158,342,745

Total Investments - 99.2%			1,166,480,361	*	1,429,292,508

Other Assets in Excess of Liabilities - 0.8%					11,261,453

Net Assets - 100.0%					$1,440,553,961

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  All or a portion of this security was segregated for forward currency contracts.

(c)  Affiliated Issuer. See Note 4.

(d)  Interest rate as of March 31, 2011.

* Cost for Federal income tax purposes as of March 31, 2011 is shown below. Because tax adjustments are calculated annually, the table does not reflect tax adjustments.

For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

	Gross Unrealized Appreciation		$326,308,137
	Gross Unrealized Depreciation		(63,495,989)

	Net Unrealized Appreciation		$262,812,147

Selected Abbreviations

ADR	American Depositary Receipt
Br	Bearer
NM	Less than 0.05%
PC	Participation Certificate
Reg	Registered

Notes to Statement of Investments

Note 1. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of Wintergreen Fund, Inc. (the “Fund”):

Security Valuation - The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE; normally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. For an option, the last quoted sale on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask price. Money market instruments that mature in 60 days or less may be valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields,

bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Forward foreign currency contracts are presented at fair value measured by the difference between the forward foreign exchange rates at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; or 3) securities are determined to be illiquid. As of March 31, 2011, the Fund did not hold any illiquid securities or securities valued at fair value.

Forward Currency Contracts - During the period ended March 31, 2011, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if Wintergreen Advisers, LLC (the “Investment Manager”) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report and in Note 3 of this report.

Market and Credit Risks - Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or, for tax purposes, by the Fund entering into offsetting commitments with the same counterparty. The Fund’s Investment Manager is responsible for determining the value of the underlying collateral. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Statement of Assets and Liabilities within the Fund’s Annual Report and Semi-Annual Report.

Note 2. Fair Valuation Accounting Standards

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques used to develop the measurements of fair value, and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed that follow:

- Level 1 - unadjusted quoted prices in active markets for identical assets

- Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s securities under the fair value hierarchy levels as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,270,949,763	$-	$-	$1,270,949,763
Short-Term Investments*	-	158,342,745	-	158,342,745

Total Investments in Securities	$1,270,949,763	$158,342,745	$-	$1,429,292,508

Other Financial Instruments^	$-	$(14,762,580)	$-	$(14,762,580)

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Other financial instruments are derivative instruments (such as forward currency contracts), which are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period.

There were no significant transfers between Level 1, 2, or 3 as of March 31, 2011, based on the valuation input Levels on December 31, 2010.

Note 3. Forward Currency Contracts

As of March 31, 2011, the Fund had the following forward currency contracts outstanding, which are indicative of the activity during the period:

Contracts		Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
	5,400,000 CAD	4/28/2011	SVEN	$5,185,576	$5,566,454	$(380,878)
	43,000,000 CAD	9/12/2011	CITI	42,185,814	44,170,556	(1,984,742)
	7,900,000 CAD	9/12/2011	CITI	7,840,413	8,115,056	(274,643)
	42,600,000 CAD	10/20/2011	SVEN	42,517,516	43,708,558	(1,191,042)

Net Value of CAD Contracts				97,729,319	101,560,624	(3,831,305)

To sell:
	47,000,000 CHF	4/29/2011	CITI	44,373,112	51,179,520	(6,806,408)

Net Value of CHF Contracts				44,373,112	51,179,520	(6,806,408)

To sell:
	7,500,000 EUR	9/12/2011	CITI	9,902,250	10,588,435	(686,185)
	65,000 EUR	12/19/2011	SVEN	89,975	91,484	(1,509)

Net Value of EUR Contracts				9,992,225	10,679,919	(687,694)

To sell:
	25,400,000 GBP	9/12/2011	CITI	38,925,500	40,636,912	(1,711,412)
	9,100,000 GBP	9/12/2011	CITI	14,320,670	14,558,893	(238,223)
	24,000,000 GBP	12/19/2011	CITI	38,306,400	38,312,292	(5,892)

Net Value of GBP Contracts				91,552,570	93,508,097	(1,955,527)

To sell:
	2,300,000,000 JPY	4/28/2011	CITI	26,267,702	27,655,212	(1,387,510)
To buy:
	385,000,000 JPY	4/28/2011	CITI	(4,585,517)	(4,629,242)	43,725
	675,000,000 JPY	4/28/2011	CITI	(8,150,205)	(8,116,204)	(34,001)

Net Value of JPY Contracts				13,531,980	14,909,766	(1,377,786)

To sell:
	23,600,000 NOK	12/19/2011	SVEN	4,093,882	4,197,742	(103,860)

Net Value of NOK Contracts				4,093,882	4,197,742	(103,860)

Net Value of Outstanding Forward Currency Contracts				$261,273,088	$276,035,668	$(14,762,580)

Currencies:			Counterparties:
CAD = Canadian Dollar			CITI = Citibank NA
CHF = Swiss Franc			SVEN = Svenska Handelsbanken
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NOK = Norwegian Krone

Note 4. Affiliated Issuer

Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a fund owns five percent or more of its voting stock.

Investments in affiliated companies for the Fund as of March 31, 2011, were as shown below:

Name of issuer	Number of shares held at December 31, 2010	Gross additions	Gross reductions	Number of shares held at March 31, 2011	Fair value at March 31, 2011	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	777,024	-	-	777,024	$25,175,578	$7,770	$0

Note 5. Subsequent Events

Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wintergreen Fund, Inc.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Berthy
Richard J. Berthy, President

Date:	May 24, 2011

By (Signature and Title)	/s/ Trudance L.C. Bakke
Richard J. Berthy, President

Date:	May 24, 2011